Form 5500 (Details) - 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Form 5500
Plan name	Marathon Bank 401(k) Plan
Plan number	002
Employer Identification Number	39-0449690
Plan Assets and Liabilities
Total plan assets	$ 6,481,288	$ 4,989,102
Total plan liabilities	0	0
Net plan assets	6,481,288	$ 4,989,102
Income, Expenses, and Transfers for this Plan Year
Employers contributions received or receivable	147,441
Participants contributions received or receivable	222,119
Others (including rollovers) contributions received or receivable	312,772
Noncash contributions	0
Other income	1,098,680
Total income	1,781,012
Benefits paid (including direct rollovers)	250,511
Corrective distributions	0
Certain deemed distributions of participant loans	0
Administrative service providers (salaries, fees, and commissions)	38,315
Other expenses	0
Total expenses	288,826
Net income (loss)	1,492,186
Specific Assets
Participant loans	29,014
Fidelity bond coverage amount	$ 4,000,000
Threshold percentage	20.00%
Concentration investment amount	$ 2,459,907
Employer securities, common stock
Specific Assets
Employer securities	$ 2,459,907